Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable investment securities:
Current marketable investment securities	$ 2,796,885,000	$ 2,269,670,000	$ 668,263,000
Restricted marketable investment securities	64,065,000	49,044,000	54,507,000
Total	2,860,950,000	2,318,714,000	722,770,000
Restricted cash and cash equivalents	14,620,000	72,617,000	65,137,000
Total marketable investment securities and restricted cash and cash equivalents	2,875,570,000	2,391,331,000	787,907,000
Amount of restricted cash released related to litigation	42,000,000
Current marketable investment securities - VRDNs
Marketable investment securities:
Current marketable investment securities	122,542,000	124,007,000	100,075,000
Settlement period	5 days	5 days
Current marketable investment securities - other
Marketable investment securities:
Current marketable investment securities	$ 2,674,343,000	$ 2,145,663,000	$ 568,188,000